Interest Expense and Related Charges Interest Expense and Related Charges (Tables)	12 Months Ended
Dec. 31, 2015
Interest Expense and Related Charges [Abstract]
Schedule of Interest Expense and Related Charges [Table Text Block]

	Year Ended December 31,
	2015	2014	2013
Interest paid/accrued on debtor-in-possession financing	$295	$162	$—
Adequate protection amounts paid/accrued (a)	1,232	827	—
Interest paid/accrued on pre-petition debt (b)	244	1,158	3,376
Interest expense on pre-petition toggle notes payable in additional principal (Note 13)	—	65	176
Noncash realized net loss on termination of interest rate swaps (offset in unrealized net gain) (c)	—	1,237	—
Unrealized mark-to-market net gain on interest rate swaps	—	(1,303)	(1,058)
Amortization of debt issuance, amendment and extension costs and discounts	—	66	208
Capitalized interest	(11)	(17)	(25)
Other	—	6	27
Total interest expense and related charges	$1,760	$2,201	$2,704
____________

(a)	Post-petition period only.

(b)
For the year ended December 31, 2015, amounts include $235 million in post-petition interest related to the EFIH Second Lien Notes (see Note 13). Includes amounts related to interest rate swaps totaling $194 million and $625 million for the years ended December 31, 2014 and 2013, respectively. Of the $194 million for the year ended December 31, 2014, $127 million is included in the liability arising from the termination of TCEH interest rate swaps discussed in Note 17.

(c)	Includes $1.225 billion related to terminated TCEH interest rate swaps and $12 million related to other interest rate swaps.

Contractual Interest Expense On Pre-Petition Liabilities [Table Text Block]
12. Additionally, the Bankruptcy Court approved post-petition interest payments on the EFIH Second Lien Notes in March 2015 as discussed in Note 13. Additional interest payments may also be made upon approval by the Bankruptcy Court (see Note 14). Other than these amounts ordered or approved by the Bankruptcy Court, effective April 29, 2014, we discontinued recording interest expense on outstanding pre-petition debt classified as liabilities subject to compromise (LSTC). The table below shows contractual interest amounts, which are amounts due under the contractual terms of the outstanding debt, including debt subject to compromise during the Chapter 11 Cases. Interest expense reported in the statements of consolidated income (loss) for the year ended December 31, 2015 and the post-petition period ended December 31, 2014 does not include $1.270 billion and $919 million, respectively, in contractual interest on pre-petition debt classified as LSTC, which has been stayed by the Bankruptcy Court effective on the Petition Date. For the year ended December 31, 2015 and the post-petition period ended December 31, 2014, adequate protection paid/accrued presented below excludes $60 million and $40 million, respectively, related to interest paid/accrued on the TCEH first-lien interest rate and commodity hedge claims (see Note 17), as such amounts are not included in contractual interest amounts below.

	Year Ended December 31, 2015
Entity:	Contractual Interest on Debt Classified as LSTC	Adequate Protection Paid/Accrued	Approved Interest Paid/Accrued (a)	Contractual Interest on Debt Classified as LSTC Not Paid/Accrued
EFH Corp.	$125	$—	$—	$125
EFIH	415	—	50	365
EFCH	7	—	—	7
TCEH	2,069	1,172	—	897
Eliminations (b)	(124)	—	—	(124)
Total	$2,492	$1,172	$50	$1,270

	Post-Petition Period Ended December 31, 2014
Entity:	Contractual Interest on Debt Classified as LSTC	Adequate Protection Paid/Accrued	Ordered Interest Paid/Accrued (a)	Contractual Interest on Debt Classified as LSTC Not Paid/Accrued
EFH Corp.	$84	$—	$—	$84
EFIH	363	—	54	309
EFCH	4	—	—	4
TCEH	1,392	787	—	605
Eliminations (b)	(83)	—	—	(83)
Total	$1,760	$787	$54	$919
___________

(a)
For the year ended December 31, 2015 represents portion of interest related to the EFIH Second Lien Notes that was repaid based on the approval of the Bankruptcy Court; however, excludes $185 million of post-petition interest paid in 2015 that contractually related to 2014 and default interest (see Note 13). For the post-petition period ended December 31, 2014, represents interest on EFIH First Lien Notes exchanged and settled in June 2014 (see Note 12).

(b)	Represents contractual interest on affiliate debt held by EFH Corp. and EFIH that is classified as LSTC.